May 2, 2005

VIA EDGAR

The United States Securities
  and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     GE Capital Life Separate Account III
        GE Capital Life Assurance Company of New York
        File Nos. 333-88312; 811-09861

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of GE Capital Life Separate Account III (the "Separate Account") and GE Capital Life Assurance Company of New York (the "Company"), we certify that the form of the Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 10 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 28, 2005, and became effective on April 29, 2005.

Please contact the undersigned at (804) 281-6910 should you have any questions regarding this filing.

Sincerely,

/S/ Heather Harker

Heather Harker
Vice President and Associate General Counsel